JPMORGAN TRUST I

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

Prospectus dated March 1, 2015, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2014, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus dated March 1, 2015, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

Prospectuses dated November 1, 2014, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2014, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated March 1, 2015, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2014, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectuses dated July 1, 2014, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2014, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2014, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2014, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2014, as supplemented

(Class B Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 15, 2015

to the Prospectuses, Summary Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds has approved the automatic conversion of the Funds’ Class B Shares into Class A Shares on or about June 19, 2015 (the “Conversion Date”) , notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds will automatically convert to Class A Shares of the same Fund. No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. As of the Conversion Date, all references to Class B Shares of the Funds in the Prospectuses, Summary Prospectuses and Statements of Additional Information are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS,

SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CLASSB-515